Labor and social obligations	12 Months Ended
Dec. 31, 2023
Labor And Social Obligations
Labor and social obligations

16	Labor and social obligations

a) Variable compensation (bonuses)

The Company recorded bonuses related to variable compensation of employees and management in cost of services and selling, general and administrative expenses of R$22,185, R$24,248 and R$25,587 in the years ended December 31, 2023, 2022 and 2021, respectively.

b) Afya Limited share-based compensation plans

b.1) Stock options plan

The stock options plan was approved on August 30, 2019 and granted to senior executives and other employees of the Company from that date, with subsequent changes in the strike price, as approved, on July 29, 2020 and July 8, 2022, resulting in the strike price of the tranches still to be vested, at the later date, having their strike price modified to the IPO price in Brazilian Reais (R$71.22), adjusted from the IPO date until the exercise date using the Certificado de Depósito Interbancário (CDI index), excluding dividends. Such changes were assessed as modifications by the Company and were accounted in accordance with IFRS 2.

As result of those modifications, the expense related to the share-based payment of the Company reflects the cost of the original award at grant date over the vesting period plus the incremental fair values of the repriced options at modification dates over the vesting period of the stock options.

The average incremental fair value, as result of the modification occurred on July 8, 2022, was R$3.84 Brazilian Reais per option. The table below lists the inputs to the valuation model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan
Strike price at the measurement date	R$83	R$91 - R$140
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	48% - 59%	48% - 59%
Risk-free interest rate (%)	13% - 15%	13% - 15%
Expected life of stock options (years)	1 - 4	1 - 4
Share price at the measurement date	R$48	R$48
Valuation model	Binomial	Binomial
Weighted average fair value at the measurement date	R$53.06	R$49.22

On July 31, 2023, the People and ESG Committee approved a further change in the share-based compensation plan to retain talents and reinforce the compensation plan. All the holders of stock options granted before July 11, 2022, with strike price based on the IPO price in Brazilian Reais or above, were offered the possibility to exchange the stock options for a number of Restricted Stock Units (RSUs) with conversion ratios based on fair value of the original plan, at modification date, so that the total fair value of the modified award remains the same as the original plan, resulting in a weighted average conversion ratio of 0.12 RSUs per stock option. As result, the exchange from stock options to RSUs was deemed as a replacement award and thus assessed as a modification by the Company and accounted in accordance with IFRS 2, since the beneficiaries will have a 'value for value’ benefit of settling its award for no cash consideration.

The key inputs to the valuation model used to determine the total fair value of the stock options for conversion to RSUs are as follows:

Modified plan
Strike price at the measurement date	R$95 - R$160
Dividend yield (%)	0.0%
Expected volatility (%)	45% - 48%
Risk-free interest rate (%)	10% - 12%
Expected life of stock options (years)	1 - 5
Share price at the measurement date	R$75
Valuation model	Binomial
Weighted average conversion rate (RSUs/Stock options)	0.12

Moreover, the People and ESG Committee also approved, on July 31, 2023, a modification in the index rate to the strike prices of its granted stock options. The result is that strike prices are now adjusted by the Brazilian inflation rate (IPCA) instead of the CDI rate. These changes were accounted as modifications in accordance with IFRS 2. The average incremental fair value, as result of the modification occurred on such date, was R$2.10 Brazilian Reais per stock option. The table below lists the inputs to the valuation model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan
Strike price index	IPCA	CDI
Strike price at the measurement date	R$59 - 104	R$59 - 104
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	45% - 54%	45% - 54%
Risk-free interest rate (%)	10% - 12%	10% - 12%
Expected life of stock options (years)	0 - 5	0 - 5
Share price at the measurement date	R$75	R$75
Valuation model	Binomial	Binomial
Weighted average fair value at the measurement date	R$28.10	R$26.00

On February 13, 2023, April 17, 2023, August 1, 2023, October 1, 2023 and December 1, 2023 the Company granted 15,000, 30,000, 153,000, 37,000 and 232,000, respectively, additional stock options:

	February 2023	April 2023	August 2023	October 2023	December 2023
Strike price at the measurement date	R$56	R$57	R$59	R$59	R$60
Dividend yield (%)	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	46% - 56%	48% - 55%	47% - 56%	44% - 56%	34% - 56%
Risk-free interest rate (%)	13%	11% - 13%	10% - 12%	11% - 12%	10% - 11%
Expected life of stock options (years)	1 - 5	1 - 5	1 - 5	1 - 5	1 - 5
Share price at the measurement date	R$70.69	R$62.51	R$76.45	R$79.12	R$100.97
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$29.54	R$32.04	R$37.04	R$38.67	R$54.25

The table below illustrates the number and movements in stock options for the years ended December 31, 2023, 2022 and 2021:

		Weighted average strike price (in Brazilian Reais)	Number of stock options
	2023		2022	2021
Outstanding at January 1	79.47	3,729,287	3,086,728	2,510,983
Granted	60.83	467,000	1,234,919	1,170,000
Exercised	59.67	(164,214)	-	(442,669)
Stock options exchanged to RSUs	-	(1,751,599)	-	-
Forfeited	110.95	(333,111)	(365,749)	(60,000)
Expired	94.17	(251,299)	(226,611)	(91,586)
Outstanding at December 31	64.33	1,696,064	3,729,287	3,086,728
Exercisable	86.23	242,235	1,133,774	542,061

The share-based compensation expense recognized in selling, general and administrative expenses in the statement of income for the year ended December 31, 2023 was R$20,850 (R$27,242 and R$43,377 in 2022 and 2021, respectively).

b.2) Restricted Stock Units (RSU) Program

On July 8, 2022, the Company approved the new Restricted Stock Units (RSU) program for employees. The participant's right to effectively receive ownership of the restricted shares will be conditioned on the participant's continuance as an employee or director in the business group from the grant date until vesting.

The executives will be entitled to these shares in a proportion of 10%, 20%, 30%, 40% each year.

In July 2022 and September 2022, 442,546 and 4,678 RSUs were granted, respectively, to Afya’s executives, with vesting periods from May 2023 to May 2026. Fair values at grant date were R$48.24 and R$72.59, respectively. On February 2, April 17, August 1, October 1 and December 1, 2023, 8,000, 16,000, 153,490, 63,000 and 76,600 RSUs were granted to Afya’s executives, respectively, with vesting periods from May 2024 to May 2027. Fair value at grant date was R$70.69, R$62.51, R$76.45, R$79.12 and R$100.97, respectively.

As described above, on July 31, 2023, the holders of stock options granted before July 11, 2022 were offered the possibility to exchange the stock options for a number of Restricted Stock Units (RSUs).

The table below illustrates the number and movements in RSUs for the years ended December 31, 2023 and 2022:

	2023	2022

Outstanding at January 1	447,224	-
Granted	317,090	447,224
Stock options exchanged to RSUs	215,797	-
Exercised	(99,576)	-
Forfeited	(26,104)	-
Outstanding at December 31	854,431	447,224

The Company accounts for the RSU plan as an equity-settled plan, except for the portion of labor and social securities obligations.

Total RSU expense recognized in selling, general and administrative expenses in the statement of income for the year ended December 31, 2023 amount R$10,685 (December 31, 2022: R$4,032). Labor and social obligations amount R$7,171 as of December 31, 2023 (December 31, 2022: R$2,167).